UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07692

Legg Mason Investors Trust, Inc.

Name of Fund:

100 Light Street Baltimore, MD 21202
Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 12/31/2007

Item 1 – Schedule of Investments

8	Quarterly Report to Shareholders

Portfolio of Investments

American Leading Companies Trust

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.6%

Consumer Discretionary — 10.9%
Automobiles — 0.8%
General Motors Corp.	235	$5,849

Household Durables — 3.0%
Centex Corp.	325	8,210
Lennar Corp.	415	7,424
Pulte Homes Inc.	700	7,378

		23,012

Internet and Catalog Retail — 1.2%
Expedia Inc.	300	9,486	A

Media — 3.5%
The DIRECTV Group Inc.	600	13,872	A
Time Warner Inc.	480	7,925
XM Satellite Radio Holdings Inc.	408	4,990	A

		26,787

Multiline Retail — 1.1%
Sears Holdings Corp.	80	8,164	A

Specialty Retail — 1.3%
The TJX Cos. Inc.	340	9,768

Consumer Staples — 6.2%
Beverages — 1.0%
The Pepsi Bottling Group Inc.	200	7,892

Food Products — 1.2%
Kraft Foods Inc.	277	9,032

Tobacco — 4.0%
Altria Group Inc.	400	30,232

Quarterly Report to Shareholders	9

	Shares/Par	Value
Energy — 6.9%
Energy Equipment and Services — 3.4%
Baker Hughes Inc.	101	$8,191
Noble Corp.	175	9,889
Transocean Inc.	58	8,303	A

		26,383

Oil, Gas and Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	94	6,175
Apache Corp.	70	7,528
Devon Energy Corp.	113	10,002
Exxon Mobil Corp.	30	2,811

		26,516

Financials — 22.7%
Capital Markets — 1.3%
Merrill Lynch and Co. Inc.	100	5,368
Morgan Stanley	90	4,780

		10,148

Commercial Banks — 2.4%
Lloyds TSB Group PLC	1,950	18,322

Diversified Financial Services — 8.5%
Bank of America Corp.	395	16,298
Citigroup Inc.	610	17,958
J.P. Morgan Chase and Co.	700	30,555

		64,811

Insurance — 8.3%
Ambac Financial Group Inc.	750	19,328
American International Group Inc.	420	24,486
The Travelers Cos. Inc.	190	10,222
XL Capital Ltd.	182	9,146

		63,182

Thrifts and Mortgage Finance — 2.2%
Countrywide Financial Corp.	1,200	10,728
Washington Mutual Inc.	423	5,757

		16,485

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Health Care — 11.8%
Biotechnology — 1.0%
Amgen Inc.	160	$7,430	A

Health Care Providers and Services — 8.2%
Health Net Inc.	268	12,944	A
UnitedHealth Group Inc.	480	27,936
WellPoint Inc.	250	21,933	A

		62,813

Pharmaceuticals — 2.6%
Johnson and Johnson	180	12,006
Pfizer Inc.	350	7,956

		19,962

Industrials — 12.7%
Aerospace and Defense — 4.4%
General Dynamics Corp.	186	16,552
Lockheed Martin Corp.	160	16,842

		33,394

Airlines — 3.3%
UAL Corp.	700	24,962	A

Industrial Conglomerates — 3.9%
General Electric Co.	800	29,656

Machinery — 1.1%
Caterpillar Inc.	119	8,635

Information Technology — 24.4%
Communications Equipment — 3.0%
Nokia Oyj — ADR	600	23,023

Quarterly Report to Shareholders	11

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 4.5%
Hewlett-Packard Co.	350	$17,668
International Business Machines Corp.	152	16,431

		34,099

Electronic Equipment and Instruments — 4.0%
Flextronics International Ltd.	575	6,935	A
Jabil Circuit Inc.	1,550	23,668

		30,603

Internet Software and Services — 4.4%
eBay Inc.	400	13,276	A
Yahoo! Inc.	875	20,352	A

		33,628

IT Services — 1.2%
Accenture Ltd.	250	9,008

Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials Inc.	550	9,768
Intel Corp.	425	11,330
Texas Instruments Inc.	600	20,040

		41,138

Software — 1.9%
Microsoft Corp.	405	14,418

Materials — 1.8%
Metals and Mining — 1.8%
Alcoa Inc.	100	3,655
United States Steel Corp.	85	10,277

		13,932

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value
Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
Sprint Nextel Corp.	1,300	$17,069

Total Common Stocks and Equity Interests
(Cost — $550,094)		759,839

Repurchase Agreements — 1.0%
Goldman Sachs & Co.
4.60%, dated 12/31/07, to be repurchased at $3,797 on 1/2/08 (Collateral: $3,959 Fannie Mae mortgage-backed securities, 5.00%, due 11/1/33, value $3,876)	$3,795	3,795
JPMorgan Chase and Co.
4.00%, dated 12/31/07, to be repurchased at $ 3,797 on 1/2/08 (Collateral: $2,125 Federal Home Loan Bank bond, 4.875% due 12/14/12, value $2,200; $1,530 Freddie Mac note, 7.00%, due 3/15/10, value $1,671)	3,796	3,796

Total Repurchase Agreements (Cost — $7,591)		7,591

Total Investments — 100.6% (Cost — $557,685)B		767,430
Other Assets Less Liabilities — (0.6)%		(4,356)

Net Assets — 100.0%		$763,074

Net Asset Value Per Share:
Primary Class		$22.80

Institutional Class		$23.97

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$266,271
Gross unrealized depreciation	$(56,526)

Net unrealized appreciation	$209,745

ADR — American Depository Receipt

18	Quarterly Report to Shareholders

Portfolio of Investments

U.S. Small-Capitalization Value Trust

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.2%

Consumer Discretionary 18.0%
Auto Components 1.1%
Aftermarket Technology Corp.	4	$104	A
ArvinMeritor Inc.	54	630
Dorman Products Inc.	11	163	A
Modine Manufacturing Co.	15	244
TRW Automotive Holdings Corp.	27	560	A

		1,701

Distributors — 0.2%
Building Material Holding Corp.	47	258

Diversified Consumer Services — 0.4%
Pre-Paid Legal Services Inc.	12	681	A

Hotels, Restaurants and Leisure — 1.9%
Bluegreen Corp.	36	258	A
CBRL Group Inc.	27	883
CEC Entertainment Inc.	13	324	A
Domino’s Pizza Inc.	7	95
Dover Downs Gaming and Entertainment Inc.	6	67
Frisch’s Restaurants Inc.	6	138
Jack in the Box Inc.	9	222	A
Landry’s Restaurants Inc.	3	61
Ruby Tuesday Inc.	20	196
Ruth’s Chris Steak House Inc.	3	24	A
Speedway Motorsports Inc.	20	622

		2,890

Household Durables — 2.9%
Blyth Inc.	5	103
Craftmade International Inc.	9	72
CSS Industries Inc.	18	646
Emerson Radio Corp.	13	16	A

Quarterly Report to Shareholders	19

	Shares/Par	Value
Consumer Discretionary — Continued
Household Durables — Continued
Ethan Allen Interiors Inc.	42	$1,184
Hooker Furniture Corp.	14	273
Standard Pacific Corp.	1	3
Syntax-Brillian Corp.	1	3	A
Tempur-Pedic International Inc.	6	156
Tupperware Brands Corp.	61	2,005

		4,461

Internet and Catalog Retail — N.M.
FTD Group Inc.	3	44

Leisure Equipment and Products — 1.1%
Aldila Inc.	5	85
Escalade Inc.	8	74
JAKKS Pacific Inc.	34	804	A
MarineMax Inc.	15	239	A
Polaris Industries Inc.	9	411

		1,613

Media — 1.3%
Belo Corp.	36	623
Getty Images Inc.	10	284	A
Journal Communications Inc.	47	423
McClatchy Co.	14	173
Saga Communications Inc.	15	90	A
Scholastic Corp.	0.3	10	A
The New York Times Co.	1	25
Valassis Communications Inc.	35	410	A
Westwood One Inc.	10	20

		2,058

Multiline Retail — 0.2%
Tuesday Morning Corp.	45	228

20	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Consumer Discretionary — Continued
Specialty Retail — 6.9%
Aaron Rents Inc.	6	$106
Aeropostale Inc.	13	352	A
Asbury Automotive Group Inc.	47	713
Big 5 Sporting Goods Corp.	24	348
Build-A-Bear Workshop Inc.	15	202	A
Charlotte Russe Holding Inc.	9	152	A
Charming Shoppes Inc.	94	509	A
Citi Trends Inc.	2	25	A
Collective Brands Inc.	17	290	A
Conn’s Inc.	31	529	A
Foot Locker Inc.	6	83
Genesco Inc.	13	476	A
Group 1 Automotive Inc.	31	731
Gymboree Corp.	1	37	A
Hastings Entertainment Inc.	19	178	A
Jos. A Bank Clothiers Inc.	4	114	A
Lithia Motors Inc.	22	297
New York and Co. Inc.	18	117	A
Penske Automotive Group Inc.	76	1,336
Rent-A-Center Inc.	78	1,137	A
REX Stores Corp.	17	272	A
Shoe Carnival Inc.	4	61	A
Sonic Automotive Inc.	43	837
Stage Stores Inc.	20	302
Stein Mart Inc.	5	24
The Buckle Inc.	11	363
The Cato Corp.	23	352
The Dress Barn Inc.	19	231	A
The Finish Line Inc.	35	85
The Men’s Wearhouse Inc.	2	51
Zale Corp.	22	346	A

		10,656

Quarterly Report to Shareholders	21

	Shares/Par	Value
Consumer Discretionary — Continued
Textiles, Apparel and Luxury Goods — 2.0%
Brown Shoe Co. Inc.	17	$259
Columbia Sportswear Co.	3	132
Jones Apparel Group Inc.	42	668
K-Swiss Inc.	23	409
Maidenform Brands Inc.	9	115	A
Perry Ellis International Inc.	2	26	A
Skechers U.S.A. Inc.	13	248	A
Steven Madden Ltd.	9	184	A
The Timberland Co.	42	764	A
UniFirst Corp.	7	251

		3,056

Consumer Staples — 1.7%
Food Products — 0.9%
Del Monte Foods Co.	154	1,460

Household Products — N.M.
Central Garden and Pet Co.	6	30	A

Personal Products — 0.4%
CCA Industries Inc.	3	26
Mannatech Inc.	23	148
NBTY Inc.	8	219	A
Nutraceutical International Corp.	10	138	A
Schiff Nutrition International Inc.	11	62

		593

Tobacco — 0.4%
Universal Corp.	11	543

22	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Energy — 6.2%
Energy Equipment and Services — 2.9%
Allis-Chalmers Energy Inc.	1	$19	A
Basic Energy Services Inc.	5	105	A
Bristow Group Inc.	22	1,258	A
Bronco Drilling Co. Inc.	10	143	A
Cal Dive International Inc.	15	194	A
Complete Production Services Inc.	3	48	A
Grey Wolf Inc.	65	344	A
Gulfmark Offshore Inc.	13	627	A
Hornbeck Offshore Services Inc.	9	414	A
Lufkin Industries Inc.	1	29
Oil States International Inc.	2	61	A
Parker Drilling Co.	4	33	A
Pioneer Drilling Co.	6	69	A
Superior Well Services Inc.	17	369	A
Tidewater Inc.	7	357
Trico Marine Services Inc.	1	18	A
Union Drilling Inc.	16	246	A
Unit Corp.	2	111	A

		4,445

Oil, Gas and Consumable Fuels — 3.3%
Alon USA Energy Inc.	14	370
Brigham Exploration Co.	48	359	A
Callon Petroleum Co.	20	321	A
Delek US Holdings Inc.	2	40
Stone Energy Corp.	40	1,886	A
USEC Inc.	44	399	A
W&T Offshore Inc.	55	1,644

		5,019

Financials — 35.9%
Capital Markets — N.M.
SWS Group Inc.	6	75

Quarterly Report to Shareholders	23

	Shares/Par	Value
Financials — Continued
Commercial Banks — 13.9%
1st Source Corp.	8	$132
American National Bankshares Inc.	10	192
Ameris Bancorp	4	71
Arrow Financial Corp.	11	241
BancFirst Corp.	11	478
BancorpSouth Inc.	18	434
Cadence Financial Corp.	5	77
Camden National Corp.	12	338
Cathay General Bancorp	18	474
Chemical Financial Corp.	19	463
Citizens Banking Corp.	60	875
City Bank	6	137
Columbia Banking System Inc.	19	571
Community Bank System Inc.	30	600
Community Trust Bancorp Inc.	21	582
CVB Financial Corp.	38	397
F.N.B. Corp.	51	747
First Bancorp	7	136
First Community Bancshares Inc.	12	370
First M&F Corp.	11	171
First Merchants Corp.	8	166
First Midwest Bancorp Inc.	17	505
First United Corp.	8	165
Firstbank Corp.	1	17
FNB Corp.	7	83
Fulton Financial Corp.	76	855
German American Bancorp Inc.	10	127
Great Southern Bancorp Inc.	6	123
Greene Bancshares Inc.	3	56
Hancock Holding Co.	7	275
Harleysville National Corp.	2	33
Harrington West Financial Group Inc.	8	86
IBERIABANK Corp.	6	275
Independent Bank Corp.	11	100
International Bancshares Corp.	42	886

24	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
Lakeland Financial Corp.	11	$234
Macatawa Bank Corp.	7	59
MainSource Financial Group Inc.	16	256
Mercantile Bank Corp.	3	50
Merchants Bancshares Inc.	4	99
National Penn Bancshares Inc.	23	348
NBT Bancorp Inc.	35	803
Northrim BanCorp Inc.	9	190
Old Point Financial Corp.	2	40
PAB Bankshares Inc.	14	173
Pacific Capital Bancorp	19	390
Park National Corp.	7	432
Penns Woods Bancorp Inc.	5	152
Peoples Bancorp Inc.	12	291
Provident Bankshares Corp.	21	453
Renasant Corp.	9	199
Republic First Bancorp Inc.	15	101	A
Royal Bancshares of Pennsylvania Inc.	1	16
S&T Bancorp Inc.	8	221
Sierra Bancorp	6	148
Simmons First National Corp.	8	223
Southwest Bancorp Inc.	11	194
Susquehanna Bancshares Inc.	24	446
Taylor Capital Group Inc.	6	113
TriCo Bancshares	14	261
Trustmark Corp.	53	1,335
Union Bankshares Corp.	6	125
United Bankshares Inc.	18	502
United Security Bancshares	6	99
Univest Corp. of Pennsylvania	10	213
Washington Trust Bancorp Inc.	6	156
WesBanco Inc.	15	301

Quarterly Report to Shareholders	25

	Shares/Par	Value
Financials — Continued
Commercial Banks — Continued
West Bancorporation	8	$102
West Coast Bancorp	13	240
Whitney Holding Corp.	37	963
Yadkin Valley Financial Corp.	6	95

		21,261

Consumer Finance — 0.8%
Advanta Corp.	22	161
AmeriCredit Corp.	44	562	A
Credit Acceptance Corp.	12	242	A
Nelnet Inc.	17	216

		1,181

Diversified Financial Services — 0.6%
Asset Acceptance Capital Corp.	37	385
California First National Bancorp	7	65
Financial Federal Corp.	13	279
Marlin Business Services Corp.	10	117	A

		846

Insurance — 15.1%
Alfa Corp.	24	511
American Equity Investment Life Holding Co.	54	448
CNA Surety Corp.	44	869	A
Conseco Inc.	72	909	A
Delphi Financial Group Inc.	48	1,694
Donegal Group Inc. — Class A	7	126
Donegal Group Inc. — Class B	4	67
EMC Insurance Group Inc.	6	143
FBL Financial Group Inc.	40	1,374
Hanover Insurance Group Inc.	33	1,524
Harleysville Group Inc.	19	654
Horace Mann Educators Corp.	44	832
Infinity Property and Casualty Corp.	25	914
LandAmerica Financial Group Inc.	21	696
Meadowbrook Insurance Group Inc.	47	443	A

26	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Financials — Continued
Insurance — Continued
Mercer Insurance Group Inc.	2	$34
Mercury General Corp.	12	613
National Interstate Corp.	8	271
National Western Life Insurance Co.	3	663
Navigators Group Inc.	7	481	A
Nymagic Inc.	8	192
Odyssey Re Holdings Corp.	72	2,628
Presidential Life Corp.	33	574
ProCentury Corp.	12	190
Protective Life Corp.	4	148
RLI Corp.	9	494
Safety Insurance Group Inc.	22	824
SeaBright Insurance Holdings	9	142	A
Selective Insurance Group Inc.	26	586
Specialty Underwriters’ Alliance Inc.	7	35	A
StanCorp Financial Group Inc.	30	1,492
State Auto Financial Corp.	16	421
The Commerce Group Inc.	18	662
The Midland Co.	6	385
The Phoenix Cos. Inc.	51	600
Unico American Corp.	5	53	A
United Fire and Casualty Co.	15	425
Unitrin Inc.	2	72

		23,189

Thrifts and Mortgage Finance — 5.5%
Anchor Bancorp Wisconsin Inc.	31	722
Astoria Financial Corp.	9	202
Corus Bankshares Inc.	71	763
Downey Financial Corp.	33	1,019
First Defiance Financial Corp.	3	64
First Financial Holdings Inc.	14	381
First Financial Service Corp.	6	151
First Place Financial Corp.	16	218

Quarterly Report to Shareholders	27

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — Continued
FirstFed Financial Corp.	17	$623	A
Flushing Financial Corp.	32	513
Franklin Bank Corp.	14	61	A
HMN Financial Inc.	6	145
Imperial Capital Bancorp Inc.	7	134
IndyMac Bancorp Inc.	57	342
North Central Bancshares Inc.	2	75
Parkvale Financial Corp.	9	241
PFF Bancorp Inc.	23	279
Timberland Bancorp Inc.	13	156
Washington Federal Inc.	62	1,312
Webster Financial Corp.	29	912
WSFS Financial Corp.	4	201

		8,514

Health Care — 1.8%
Biotechnology — N.M.
Trimeris Inc.	9	60	A

Health Care Equipment and Supplies — N.M.
National Dentex Corp.	2	33	A
Span-America Medical Systems Inc.	0.3	3

		36

Health Care Providers and Services — 1.7%
Advocat Inc.	0.2	2	A
AMERIGROUP Corp.	18	648	A
Apria Healthcare Group Inc.	33	722	A
Healthspring Inc.	21	404	A
LifePoint Hospitals Inc.	27	797	A
Lincare Holdings Inc.	1	35	A

		2,608

28	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Health Care — Continued
Pharmaceuticals — 0.1%
Caraco Pharmaceutical Laboratories Ltd.	1	$19	A
King Pharmaceuticals Inc.	11	112	A

		131

Industrials — 16.0%
Air Freight and Logistics — 0.4%
ABX Air Inc.	56	232	A
Air T Inc.	1	10
Pacer International Inc.	27	394
Park-Ohio Holdings Corp.	0.4	10	A

		646

Airlines — 2.1%
Alaska Air Group Inc.	5	113	A
Mesa Air Group Inc.	60	184	A
Pinnacle Airlines Corp.	1	11	A
Republic Airways Holdings Inc.	44	861	A
SkyWest Inc.	80	2,149

		3,318

Building Products — 2.8%
Ameron International Corp.	9	857
Lennox International Inc.	46	1,892
NCI Building Systems Inc.	12	337	A
Simpson Manufacturing Co. Inc.	27	713
U.S. Home Systems Inc.	3	14	A
Universal Forest Products Inc.	17	512

		4,325

Commercial Services and Supplies — 2.5%
Comforce Corp.	13	28	A
COMSYS IT Partners Inc.	2	38	A
Deluxe Corp.	51	1,665
Ennis Inc.	18	329
Heidrick and Struggles International Inc.	2	78
Herman Miller Inc.	5	146

Quarterly Report to Shareholders	29

	Shares/Par		Value
Industrials — Continued
Commercial Services and Supplies — Continued
Industrial Services of America Inc.	3		$26
Kelly Services Inc.	13		241
Kforce Inc.	2		15	A
Knoll Inc.	18		287
Korn/Ferry International	6		109	A
Mobile Mini Inc.	4		80	A
RCM Technologies Inc.	0.4		2	A
TrueBlue Inc.	30		433	A
United Stationers Inc.	4		176	A
Volt Information Sciences Inc.	9		166	A

			3,819

Construction and Engineering — 0.1%
Northwest Pipe Co.	3		113	A

Electrical Equipment — 1.3%
A.O. Smith Corp.	16		575
Acuity Brands Inc.	3		142
GrafTech International Ltd.	23		408	A
Regal-Beloit Corp.	19		841
Technology Research Corp.	0.3		1

			1,967

Industrial Conglomerates — N.M.
Standex International Corp.	—	B	1

Machinery — 3.7%
Accuride Corp.	30		238	A
Actuant Corp.	15		510
American Railcar Industries Inc.	3		48
Ampco-Pittsburgh Corp.	4		137
Baldwin Technology Co.	1		3	A
Blount International Inc.	11		134	A

30	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par		Value
Industrials — Continued
Machinery — Continued
Columbus McKinnon Corp.	—	B	$1	A
Commercial Vehicle Group Inc.	22		325	A
Crane Co.	17		712
Gardner Denver Inc.	2		69	A
Gehl Co.	9		140	A
Kennametal Inc.	8		303
Lincoln Electric Holdings Inc.	6		391
Lydall Inc.	2		18	A
Mueller Industries Inc.	27		768
NACCO Industries Inc.	1		80
The Timken Co.	47		1,555
Wabash National Corp.	4		34
Xerium Technologies Inc.	32		165

			5,631

Road and Rail — 2.3%
Arkansas Best Corp.	18		402
Celadon Group Inc.	3		26	A
Con-way Inc.	33		1,365
P.A.M. Transportation Services Inc.	7		114	A
Ryder System Inc.	3		122
Saia Inc.	11		152	A
Werner Enterprises Inc.	34		586
YRC Worldwide Inc.	44		749	A

			3,516

Trading Companies and Distributors — 0.8%
GATX Corp.	6		209
TAL International Group Inc.	6		125
United Rentals Inc.	47		867	A

			1,201

Quarterly Report to Shareholders	31

	Shares/Par	Value
Information Technology — 4.6%
Communications Equipment — 0.1%
ADC Telecommunications Inc.	10	$158	A
Arris Group Inc.	4	44	A

		202

Computers and Peripherals — N.M.
Hauppauge Digital Inc.	3	15	A
Key Tronic Corp.	11	44	A

		59

Electronic Equipment and Instruments — 2.4%
ADDvantage Technologies Group Inc.	5	28	A
Anixter International Inc.	7	448	A
Benchmark Electronics Inc.	54	956	A
CPI International Inc.	2	33	A
Insight Enterprises Inc.	13	243	A
Plexus Corp.	12	307	A
SYNNEX Corp.	38	739	A
Vishay Intertechnology Inc.	75	852	A
Wireless Telecom Group Inc.	39	66	A
Wireless Xcessories Group Inc.	3	5	A

		3,677

Internet Software and Services — 0.6%
United Online Inc.	75	889

IT Services — N.M.
TSR Inc.	7	29

Semiconductors and Semiconductor Equipment — 1.5%
Advanced Energy Industries Inc.	18	229	A
Kulicke and Soffa Industries Inc.	27	184	A
MKS Instruments Inc.	42	803	A
Photronics Inc.	27	331	A

32	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — Continued
RF Micro Devices Inc.	80	$454	A
Rudolph Technologies Inc.	8	88	A
Ultra Clean Holdings Inc.	16	192	A

		2,281

Materials — 5.6%
Chemicals — 3.2%
FMC Corp.	13	726
Hercules Inc.	26	507
Olin Corp.	76	1,465
PolyOne Corp.	53	348	A
RPM International Inc.	33	673
Sensient Technologies Corp.	8	233
Spartech Corp.	2	31
Westlake Chemical Corp.	48	909

		4,892

Construction Materials — 0.4%
Eagle Materials Inc.	2	60
Headwaters Inc.	39	463	A
U.S. Concrete Inc.	36	120	A

		643

Containers and Packaging — 1.0%
Rock-Tenn Co.	2	38
Silgan Holdings Inc.	30	1,538

		1,576

Metals and Mining — 1.0%
A.M. Castle and Co.	1	22
Gibraltar Industries Inc.	29	447
NN Inc.	18	167
Worthington Industries Inc.	46	822

		1,458

Quarterly Report to Shareholders	33

	Shares/Par	Value
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Cincinnati Bell Inc.	48	$228	A
HickoryTech Corp.	4	33

		261

Wireless Telecommunication Services — N.M.
USA Mobility Inc.	3	46

Utilities — 9.2%
Electric Utilities — 3.1%
Allete Inc.	6	249
Great Plains Energy Inc.	27	793
IDACORP Inc.	33	1,151
Portland General Electric Co.	23	642
Westar Energy Inc.	73	1,882

		4,717

Gas Utilities — 4.2%
AGL Resources Inc.	26	975
Atmos Energy Corp.	55	1,545
New Jersey Resources Corp.	12	580
Nicor Inc.	18	741
Southwest Gas Corp.	7	220
The Laclede Group Inc.	23	774
WGL Holdings Inc.	50	1,633

		6,468

Multi-Utilities — 1.9%
Black Hills Corp.	11	489
PNM Resources Inc.	13	272
Puget Energy Inc.	34	932
Vectren Corp.	44	1,263

		2,956

Total Common Stocks and Equity Interests
(Cost — $155,272)		152,328

34	Quarterly Report to Shareholders

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value
Repurchase Agreements — 0.5%
Goldman Sachs & Co.
4.60%, dated 12/31/07, to be repurchased at $357 on 1/2/08 (Collateral: $372 Fannie Mae mortgage-backed securities, 5.00%, due 11/1/33, value $364)	$356	$356
JPMorgan Chase and Co.
4.00%, dated 12/31/07, to be repurchased at $357 on 1/2/08 (Collateral: $360 Federal Home Loan Bank bond, 5.65% due 10/24/13, value $368)	357	357

Total Repurchase Agreements (Cost — $713)		713

Total Investments — 99.7% (Cost — $155,985)C		153,041
Other Assets Less Liabilities — 0.3%		450

Net Assets — 100.0%		$153,491

Net Asset Value Per Share:
Primary Class		$9.92

Institutional Class		$11.51

N.M.	— Not Meaningful.
A	Non-income producing.
B	Amount less than 50.
C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$20,579
Gross unrealized depreciation	$(23,523)

Net unrealized depreciation	$(2,944)

Quarterly Report to Shareholders	35

LEGG MASON VALUE TRUST, INC.

LEGG MASON SPECIAL INVESTMENT TRUST, INC.

LEGG MASON INVESTORS TRUST, INC.

Legg Mason American Leading Companies Trust

Legg Mason U.S. Small-Capitalization Value Trust

Supplement to the Prospectus dated

August 1, 2007

The first paragraph in the section “Investment Objectives and Policies” subsection “Legg Mason U.S. Small-Capitalization Value Trust — Principal Investment Strategies” on pages 5 and 6 of the Prospectus is replaced in its entirety with the following:

The fund invests at least 80% of its net assets in equity securities of domestic small-capitalization value companies. The adviser regards small-capitalization companies as those whose market capitalizations at the time of investment range between $50 million and the largest capitalization stock of either the Russell 2000 Small Cap Index or the S&P 600 Small Cap Index (currently approximately $5 billion). The adviser considers value companies to be those in the lowest quartile of price/earnings or price-to-book valuation.

The fifth and sixth paragraphs in the section “Investment Objectives and Policies” subsection “Legg Mason U.S. Small-Capitalization Value Trust — Principal Investment Strategies” on page 6 of the Prospectus are replaced in their entirety with the following:

The adviser typically sells securities of companies when the adviser believes they are no longer small-capitalization value companies or if their fundamentals deteriorate, but may retain securities of companies that no longer meet the Fund’s initial purchase criteria.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest in repurchase agreements and money market instruments. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

This supplement should be retained with your Prospectus for future reference.

This supplement is dated February 15, 2008.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified in the portfolio of investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

1

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date:	February 22, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date:	February 21, 2008